Loan Quality and Allowance for Loan Losses (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Receivables [Abstract]
Impaired Loans Acquired Accretable Yield Change

The following table presents the changes in the accretable yield relating to the acquired credit-impaired loans for the three and six months ended December 31, 2014 and December 31, 2013.

	Three Months Ended December 31, 2014	Six Months Ended December 31, 2014
	(In Thousands)	(In Thousands)
Beginning balance	$1,827	$1,891
Accretion to interest income	(143)	(207)
Disposals	—	—
Reclassifications from nonaccretable difference	—	—

Ending balance	$1,684	$1,684

	Three Months Ended December 31, 2013	Six Months Ended December 31, 2013
	(In Thousands)	(In Thousands)
Beginning balance	$2,180	$741
Accretion to interest income	(57)	(112)
Disposals	—	—
Reclassifications from nonaccretable difference	—	1,494

Ending balance	$2,123	$2,123

The following table presents the changes in the accretable yield relating to the acquired credit-impaired loans for the years ended June 30, 2014 and 2013.

	Year Ended June 30, 2014 (In Thousands)	Year Ended June 30, 2013 (In Thousands)
Beginning balance	$741	$1,461
Accretion to interest income	(326)	(567)
Disposals	(38)	(153)
Reclassifications from nonaccretable difference	1,514	—

Ending balance	$1,891	$741

Allowance for Loan Losses and Loans Receivable

Allowance for Loan Losses and Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of allowance for loan losses:
Originated and purchased loans:
Loans individually evaluated for impairment	$151	$388	$—	$—	$19	$—	$—	$558
Loans collectively evaluated for impairment	2,137	7,528	55	556	220	34	21	10,551

Allowance for loan losses on originated and purchased loans	2,288	7,916	55	556	239	34	21	11,109

Loans acquired at fair value:
Loans acquired with deteriorated credit quality	—	—	—	91	—	—	—	91
Other acquired loans individually evaluated for impairment	—	64	—	125	18	—	—	207
Acquired loans collectively evaluated for impairment	22	412	4	635	57	46	1	1,177

Allowance for loan losses on loans acquired at fair value	22	476	4	851	75	46	1	1,475

Total allowance for loan losses	$2,310	$8,392	$59	$1,407	$314	$80	$22	$12,584

Allowance for Loan Losses and Loans Receivable

Period Ended December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the three months ended December 31, 2014:
At September 30, 2014:
Allocated	$2,575	$7,942	$58	$1,362	$362	$84	$23	$12,406
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	2,575	7,942	58	1,362	362	84	23	12,406

Total charge offs	(1,134)	(266)	—	(259)	(39)	—	—	(1,698)
Total recoveries	141	—	—	3	—	—	—	144
Total allocated provisions	728	716	1	301	(9)	(4)	(1)	1,732
Total unallocated provisions	—	—	—	—	—	—	—	—

At December 31, 2014:
Allocated	2,310	8,392	59	1,407	314	80	22	$12,584
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$2,310	$8,392	$59	$1,407	$314	$80	$22	$12,584

Allowance for Loan Losses and Loans Receivable

Period Ended December 31, 2014 (continuned)

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the six months ended December 31, 2014:
At June 30, 2014:
Allocated	$2,729	$7,737	$67	$1,284	$460	$88	$22	$12,387
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	2,729	7,737	67	1,284	460	88	22	12,387

Total charge offs	(1,437)	(612)	—	(451)	(39)	—	—	(2,539)
Total recoveries	141	—	—	5	—	—	—	146
Total allocated provisions	877	1,267	(8)	569	(107)	(8)	—	2,590
Total unallocated provisions	—	—	—	—	—	—	—	—

At December 31, 2014:
Allocated	2,310	8,392	59	1,407	314	80	22	$12,584
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$2,310	$8,392	$59	$1,407	$314	$80	$22	$12,584

Allowance for Loan Losses and Loans Receivable

Period Ended December 31, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the three months ended December 31, 2013:
At September 30, 2013:
Allocated	$3,547	$6,220	$103	$980	$469	$76	$11	$11,406
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	3,547	6,220	103	980	469	76	11	11,406

Total charge offs	(278)	—	—	(672)	(1)	—	(28)	(979)
Total recoveries	7	497	—	3	—	—	—	507
Total allocated provisions	(2)	(143)	(32)	731	(33)	(2)	40	559
Total unallocated provisions	—	—	—	—	—	—	—	—

At December 31, 2013:
Allocated	3,274	6,574	71	1,042	435	74	23	$11,493
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$3,274	$6,574	$71	$1,042	$435	$74	$23	$11,493

Allowance for Loan Losses and Loans Receivable

Period Ended December 31, 2013 (continuned)

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the six months ended December 31, 2013:
At June 30, 2013:
Allocated	$3,660	$5,359	$81	$1,218	$490	$76	$12	$10,896
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	3,660	5,359	81	1,218	490	76	12	10,896

Total charge offs	(508)	(34)	—	(1,080)	(34)	—	(29)	(1,685)
Total recoveries	25	525	—	5	—	—	—	555
Total allocated provisions	97	724	(10)	899	(21)	(2)	40	1,727
Total unallocated provisions	—	—	—	—	—	—	—	—

At December 31, 2013:
Allocated	3,274	6,574	71	1,042	435	74	23	$11,493
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$3,274	$6,574	$71	$1,042	$435	$74	$23	$11,493

Allowance for Loan Losses and Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of loans receivable:
Originated and purchased loans:
Loans individually evaluated for impairment	$11,693	$3,546	$—	$1,453	$1,095	$17	$—	$17,804
Loans collectively evaluated for impairment	493,311	947,350	5,700	43,148	63,901	10,771	4,758	1,568,939

Total originated and purchased loans	505,004	950,896	5,700	44,601	64,996	10,788	4,758	1,586,743

Loans acquired at fair value:
Loans acquired with deteriorated credit quality	730	1,039	—	8,201	—	—	—	9,970
Other acquired loans individually evaluated for impairment	259	1,976	2,656	2,194	596	965	—	8,646
Acquired loans collectively evaluated for impairment	64,607	103,377	352	23,452	6,603	11,658	102	210,151

Total loans acquired at fair value	65,596	106,392	3,008	33,847	7,199	12,623	102	228,767

Total loans	$570,600	$1,057,288	$8,708	$78,448	$72,195	$23,411	$4,860	1,815,510

Unamortized yield adjustments								(1,439)

Loans receivable, including unamortized yield adjustments								$1,814,071

Allowance for Loan Losses and Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of allowance for loan losses:
Originated and purchased loans:
Loans individually evaluated for impairment	$528	$404	$—	$—	$75	$—	$—	$1,007
Loans collectively evaluated for impairment	2,172	6,760	29	352	272	35	21	9,641

Allowance for loan losses on originated and purchased loans	2,700	7,164	29	352	347	35	21	10,648

Loans acquired at fair value:
Loans acquired with deteriorated credit quality	—	—	—	98	—	—	—	98
Other acquired loans individually evaluated for impairment	—	165	—	346	57	—	—	568
Acquired loans collectively evaluated for impairment	29	408	38	488	56	53	1	1,073

Allowance for loan losses on loans acquired at fair value	29	573	38	932	113	53	1	1,739

Total allowance for loan losses	$2,729	$7,737	$67	$1,284	$460	$88	$22	$12,387

Allowance for Loan Losses and Loans Receivable

at June 30, 2014 (continued)

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of loans receivable:
Originated and purchased loans:
Loans individually evaluated for impairment	$11,923	$5,403	$—	$1,263	$1,010	$17	$—	$19,616
Loans collectively evaluated for impairment	494,522	873,340	3,619	31,326	66,163	10,529	4,248	1,483,747

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value:
Loans acquired with deteriorated credit quality	742	1,071	—	8,325	—	—	—	10,138
Other acquired loans individually evaluated for impairment	—	1,895	1,448	2,456	692	964	—	7,455
Acquired loans collectively evaluated for impairment	73,425	102,046	2,214	23,891	7,746	12,500	90	221,912

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	1,742,868

Unamortized yield adjustments								(1,397)

Loans receivable, including unamortized yield adjustments								$1,741,471

The following tables present the balance of the allowance for loan losses at June 30, 2014, 2013 and 2012 based upon the calculation methodology described in Note 1. The tables identify the valuation allowances attributable to specifically identified impairments on individually evaluated loans, including those acquired with deteriorated credit quality, as well as valuation allowances for impairments on loans evaluated collectively. The tables include the underlying balance of loans receivable applicable to each category as of those dates as well as the activity in the allowance for loan losses for the years ended June 30, 2014, 2013 and 2012. Unless otherwise noted, the balance of loans reported in the tables below excludes yield adjustments and the allowance for loan loss.

Allowance for Loan Losses and Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of allowance for loan losses:

Originated and purchased loans
Loans individually evaluated for impairment	$528	$404	$—	$—	$75	$—	$—	$1,007
Loans collectively evaluated for impairment	2,172	6,760	29	352	272	35	21	9,641

Allowance for loan losses on originated and purchased loans	2,700	7,164	29	352	347	35	21	10,648

Loans acquired at fair value
Loans acquired with deteriorated credit quality	—	—	—	98	—	—	—	98
Other acquired loans individually evaluated for impairment	—	165	—	346	57	—	—	568
Loans collectively evaluated for impairment	29	408	38	488	56	53	1	1,073

Allowance for loan losses on loans acquired at fair value	29	573	38	932	113	53	1	1,739

Total allowance for loan losses	$2,729	$7,737	$67	$1,284	$460	$88	$22	$12,387

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the year ended June 30, 2014:

At June 30, 2013:
Allocated	$3,660	$5,359	$81	$1,218	$490	$76	$12	$10,896
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	3,660	5,359	81	1,218	490	76	12	10,896

Total charge offs	(1,202)	(44)	—	(1,170)	(47)	—	(30)	(2,493)

Total recoveries	67	525	—	9	2	—	—	603

Total allocated provisions	204	1,897	(14)	1,227	15	12	40	3,381

Total unallocated provisions	—	—	—	—	—	—	—	—

At June 30, 2014:
Allocated	2,729	7,737	67	1,284	460	88	22	12,387
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$2,729	$7,737	$67	$1,284	$460	$88	$22	$12,387

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of loans receivable:

Originated and purchased loans
Loans individually evaluated for impairment	$11,923	$5,403	$—	$1,263	$1,010	$17	$—	$19,616
Loans collectively evaluated for impairment	494,522	873,340	3,619	31,326	66,163	10,529	4,248	1,483,747

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Loans acquired with deteriorated credit quality	742	1,071	—	8,325	—	—	—	10,138
Other acquired loans individually evaluated for impairment	—	1,895	1,448	2,456	692	964	—	7,455
Loans collectively evaluated for impairment	73,425	102,046	2,214	23,891	7,746	12,500	90	221,912

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	1,742,868

Unamortized yield adjustments								(1,397)

Loans receivable								$1,741,471

Allowance for Loan Losses and Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of allowance for loan losses:

Originated and purchased loans
Loans individually evaluated for impairment	$697	$430	$—	$—	$110	$—	$—	$1,237
Loans collectively evaluated for impairment	2,939	4,356	50	252	300	35	12	7,944

Allowance for loan losses on originated and purchased loans	3,636	4,786	50	252	410	35	12	9,181

Loans acquired at fair value
Loans acquired with deteriorated credit quality	—	—	—	17	—	—	—	17
Other acquired loans individually evaluated for impairment	—	84	—	740	—	—	—	824
Loans collectively evaluated for impairment	24	489	31	209	80	41	—	874

Allowance for loan losses on loans acquired at fair value	24	573	31	966	80	41	—	1,715

Total allowance for loan losses	$3,660	$5,359	$81	$1,218	$490	$76	$12	$10,896

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the year ended June 30, 2013:

At June 30, 2012:
Allocated	$4,572	$3,443	$277	$1,310	$447	$54	$14	$10,117
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	4,572	3,443	277	1,310	447	54	14	10,117

Total charge offs	(2,272)	(1,042)	(9)	(182)	(221)	—	(2)	(3,728)

Total recoveries	15	—	—	18	10	—	—	43

Total allocated provisions	1,345	2,958	(187)	72	254	22	—	4,464

Total unallocated provisions	—	—	—	—	—	—	—	—

At June 30, 2013:
Allocated	3,660	5,359	81	1,218	490	76	12	10,896
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$3,660	$5,359	$81	$1,218	$490	$76	$12	$10,896

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of loans receivable:

Originated and purchased loans
Loans individually evaluated for impairment	$14,412	$7,865	$—	$1,076	$1,145	$—	$—	$24,498
Loans collectively evaluated for impairment	484,575	540,491	5,717	25,975	65,581	10,461	4,145	1,136,945

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Loans acquired with deteriorated credit quality	—	1,230	316	4,504	—	—	—	6,050
Other acquired loans individually evaluated for impairment	359	2,079	2,570	2,746	606	626	—	8,986
Loans collectively evaluated for impairment	1,301	115,163	3,248	36,387	13,481	15,526	133	185,239

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	1,361,718

Unamortized yield adjustments								(847)

Loans receivable								$1,360,871

Allowance for Loan Losses

at June 30, 2012

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the year ended June 30, 2012:

At June 30, 2011:
Allocated	$6,644	$3,336	$289	$880	$322	$49	$14	$11,534
Unallocated	—	—	—	—	—	—	—	233

Total allowance for loan losses	6,644	3,336	289	880	322	49	14	11,767

Total charge offs	(6,398)	(483)	(106)	(349)	(135)	—	(9)	(7,480)

Total recoveries	6	37	33	—	2	—	2	80

Total allocated provisions	4,320	553	61	779	258	5	7	5,983

Total unallocated provisions	—	—	—	—	—	—	—	(233)

At June 30, 2012:
Allocated	4,572	3,443	277	1,310	447	54	14	10,117
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$4,572	$3,443	$277	$1,310	$447	$54	$14	$10,117

Credit-Rating Classification of Loans Receivable

The following tables present key indicators of credit quality regarding the Company’s loan portfolio based upon loan classification and contractual payment status at December 31, 2014 and June 30, 2014.

Credit-Rating Classification of Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans:
Non-classified	$492,370	$945,958	$5,332	$43,061	$63,736	$10,600	$4,755	$1,565,812

Classified:
Special Mention	844	342	368	—	59	171	2	1,786
Substandard	11,790	4,321	—	1,540	1,201	17	1	18,870
Doubtful	—	275	—	—	—	—	—	275
Loss	—	—	—	—	—	—	—	—

Total classified loans	12,634	4,938	368	1,540	1,260	188	3	20,931

Total originated and purchased loans	505,004	950,896	5,700	44,601	64,996	10,788	4,758	1,586,743

Loans acquired at fair value:
Non-classified	63,870	98,800	—	18,858	6,453	11,184	78	199,243

Classified:
Special Mention	376	4,396	352	7,248	77	244	21	12,714
Substandard	1,350	3,196	2,656	7,735	669	1,195	3	16,804
Doubtful	—	—	—	6	—	—	—	6
Loss	—	—	—	—	—	—	—	—

Total classified loans	1,726	7,592	3,008	14,989	746	1,439	24	29,524

Total loans acquired at fair value	65,596	106,392	3,008	33,847	7,199	12,623	102	228,767

Total loans	$570,600	$1,057,288	$8,708	$78,448	$72,195	$23,411	$4,860	$1,815,510

Credit-Rating Classification of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans:
Non-classified	$492,531	$872,063	$3,461	$31,301	$66,016	$10,352	$4,247	$1,479,971

Classified:
Special Mention	1,626	357	158	25	146	84	1	2,397
Substandard	12,288	6,039	—	1,263	1,011	110	—	20,711
Doubtful	—	284	—	—	—	—	—	284
Loss	—	—	—	—	—	—	—	—

Total classified loans	13,914	6,680	158	1,288	1,157	194	1	23,392

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value:
Non-classified	73,425	96,758	—	18,946	7,582	12,003	71	208,785

Classified:
Special Mention	—	4,600	353	4,602	45	245	16	9,861
Substandard	742	3,654	3,309	11,118	811	1,216	3	20,853
Doubtful	—	—	—	6	—	—	—	6
Loss	—	—	—	—	—	—	—	—

Total classified loans	742	8,254	3,662	15,726	856	1,461	19	30,720

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

The following tables present key indicators of credit quality regarding the Company’s loan portfolio based upon loan classification and contractual payment status at June 30, 2014 and 2013.

Credit-Rating Classification of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Non-classified	$492,531	$872,063	$3,461	$31,301	$66,016	$10,352	$4,247	$1,479,971

Classified:
Special mention	1,626	357	158	25	146	84	1	2,397
Substandard	12,288	6,039	—	1,263	1,011	110	—	20,711
Doubtful	—	284	—	—	—	—	—	284
Loss	—	—	—	—	—	—	—	—

Total classified loans	13,914	6,680	158	1,288	1,157	194	1	23,392

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Non-classified	73,425	96,758	—	18,946	7,582	12,003	71	208,785

Classified:
Special mention	—	4,600	353	4,602	45	245	16	9,861
Substandard	742	3,654	3,309	11,118	811	1,216	3	20,853
Doubtful	—	—	—	6	—	—	—	6
Loss	—	—	—	—	—	—	—	—

Total classified loans	742	8,254	3,662	15,726	856	1,461	19	30,720

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Credit-Rating Classification of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Non-classified	$482,462	$538,544	$5,717	$25,630	$65,353	$10,339	$4,118	$1,132,163

Classified:
Special mention	1,843	983	—	50	228	28	—	3,132
Substandard	14,682	8,527	—	1,371	1,145	94	27	25,846
Doubtful	—	302	—	—	—	—	—	302
Loss	—	—	—	—	—	—	—	—

Total classified loans	16,525	9,812	—	1,421	1,373	122	27	29,280

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Non-classified	1,301	109,559	820	31,062	13,419	15,450	132	171,743

Classified:
Special mention	—	4,548	1,300	4,932	62	76	—	10,918
Substandard	359	4,365	4,014	7,554	606	626	1	17,525
Doubtful	—	—	—	89	—	—	—	89
Loss	—	—	—	—	—	—	—	—

Total classified loans	359	8,913	5,314	12,575	668	702	1	28,532

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	$1,361,718

Contractual Payment Status of Loans Receivable

Contractual Payment Status of Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans:
Current	$497,282	$949,456	$5,700	$43,383	$64,316	$10,648	$4,690	$1,575,475

Past due:
30-59 days	1,400	76	—	87	44	123	65	1,795
60-89 days	764	—	—	—	—	—	2	766
90+ days	5,558	1,364	—	1,131	636	17	1	8,707

Total past due	7,722	1,440	—	1,218	680	140	68	11,268

Total originated and purchased loans	505,004	950,896	5,700	44,601	64,996	10,788	4,758	1,586,743

Loans acquired at fair value:
Current	64,657	103,322	2,224	30,227	6,858	11,465	99	218,852

Past due:
30-59 days	330	953	—	542	44	193	—	2,062
60-89 days	—	779	—	548	20	—	2	1,349
90+ days	609	1,338	784	2,530	277	965	1	6,504

Total past due	939	3,070	784	3,620	341	1,158	3	9,915

Total loans acquired at fair value	65,596	106,392	3,008	33,847	7,199	12,623	102	228,767

Total loans	$570,600	$1,057,288	$8,708	$78,448	$72,195	$23,411	$4,860	$1,815,510

Contractual Payment Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans:
Current	$495,330	$875,887	$3,619	$31,081	$66,548	$10,499	$4,034	$1,486,998

Past due:
30-59 days	1,385	—	—	245	183	—	60	1,873
60-89 days	1,163	—	—	—	3	30	28	1,224
90+ days	8,567	2,856	—	1,263	439	17	126	13,268

Total past due	11,115	2,856	—	1,508	625	47	214	16,365

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value:
Current	72,736	102,881	2,810	32,346	7,731	12,390	88	230,982

Past due:
30-59 days	689	561	—	—	152	—	—	1,402
60-89 days	—	427	—	—	95	110	1	633
90+ days	742	1,143	852	2,326	460	964	1	6,488

Total past due	1,431	2,131	852	2,326	707	1,074	2	8,523

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Contractual Payment Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Current	$495,330	$875,887	$3,619	$31,081	$66,548	$10,499	$4,034	$1,486,998

Past due:
30-59 days	1,385	—	—	245	183	—	60	1,873
60-89 days	1,163	—	—	—	3	30	28	1,224
90+ days	8,567	2,856	—	1,263	439	17	126	13,268

Total past due	11,115	2,856	—	1,508	625	47	214	16,365

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Current	72,736	102,881	2,810	32,346	7,731	12,390	88	230,982

Past due:
30-59 days	689	561	—	—	152	—	—	1,402
60-89 days	—	427	—	—	95	110	1	633
90+ days	742	1,143	852	2,326	460	964	1	6,488

Total past due	1,431	2,131	852	2,326	707	1,074	2	8,523

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Contractual Payment Status of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Current	$484,836	$542,504	$5,717	$26,141	$66,186	$10,346	$3,925	$1,139,655

Past due:
30-59 days	2,297	836	—	—	21	115	166	3,435
60-89 days	1,515	—	—	—	186	—	27	1,728
90+ days	10,339	5,016	—	910	333	—	27	16,625

Total past due	14,151	5,852	—	910	540	115	220	21,788

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Current	1,301	116,150	4,448	39,819	13,295	15,477	124	190,614

Past due:
30-59 days	—	258	—	45	433	—	8	744
60-89 days	—	186	—	284	62	49	—	581
90+ days	359	1,878	1,686	3,489	297	626	1	8,336

Total past due	359	2,322	1,686	3,818	792	675	9	9,661

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	$1,361,718

Performance Status of Loans Receivable

The following tables present information relating to the Company’s nonperforming and impaired loans at December 31, 2014 and June 30, 2014. Loans reported as “90+ days past due accruing” in the table immediately below are also reported in the preceding contractual payment status table under the heading “90+ days past due”.

Performance Status of Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans:
Performing	$495,818	$947,426	$5,700	$43,148	$64,360	$10,771	$4,757	$1,571,980

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	9,186	3,470	—	1,453	636	17	1	14,763

Total nonperforming	9,186	3,470	—	1,453	636	17	1	14,763

Total originated and purchased loans	505,004	950,896	5,700	44,601	64,996	10,788	4,758	1,586,743

Loans acquired at fair value:
Performing	64,608	104,587	352	30,452	6,788	11,657	101	218,545

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	988	1,805	2,656	3,395	411	966	1	10,222

Total nonperforming	988	1,805	2,656	3,395	411	966	1	10,222

Total loans acquired at fair value	65,596	106,392	3,008	33,847	7,199	12,623	102	228,767

Total loans	$570,600	$1,057,288	$8,708	$78,448	$72,195	$23,411	$4,860	$1,815,510

Performance Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans:
Performing	$497,243	$873,421	$3,619	$31,326	$66,734	$10,529	$4,122	$1,486,994

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	125	125
Nonaccrual	9,202	5,322	—	1,263	439	17	1	16,244

Total nonperforming	9,202	5,322	—	1,263	439	17	126	16,369

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value:
Performing	73,425	103,399	2,214	31,016	7,928	12,500	89	230,571

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	742	1,613	1,448	3,656	510	964	1	8,934

Total nonperforming	742	1,613	1,448	3,656	510	964	1	8,934

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

The following tables present information relating to the Company’s nonperforming and impaired loans at June 30, 2014 and 2013. Loans reported as “90+ days past due and accruing” in the table immediately below are also reported in the preceding contractual payment status table under the heading “90+ days past due”.

Performance Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Performing	$497,243	$873,421	$3,619	$31,326	$66,734	$10,529	$4,122	$1,486,994

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	125	125
Nonaccrual	9,202	5,322	—	1,263	439	17	1	16,244

Total nonperforming	9,202	5,322	—	1,263	439	17	126	16,369

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Performing	73,425	103,399	2,214	31,016	7,928	12,500	89	230,571

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	742	1,613	1,448	3,656	510	964	1	8,934

Total nonperforming	742	1,613	1,448	3,656	510	964	1	8,934

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Performance Status of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Performing	$487,671	$540,585	$5,717	$25,975	$66,320	$10,461	$4,118	$1,140,847

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	11,316	7,771	—	1,076	406	—	27	20,596

Total nonperforming	11,316	7,771	—	1,076	406	—	27	20,596

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Performing	1,301	116,080	3,248	39,877	13,790	15,526	132	189,954

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	359	2,392	2,886	3,760	297	626	1	10,321

Total nonperforming	359	2,392	2,886	3,760	297	626	1	10,321

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	$1,361,718

Impairment Status of Loans Receivable

Impairment Status of Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Carrying value of impaired loans:
Originated and purchased loans:
Non-impaired loans	$493,311	$947,350	$5,700	$43,148	$63,901	$10,771	$4,758	$1,568,939

Impaired loans:
Impaired loans with no allowance for impairment	10,081	3,195	—	1,453	1,001	17	—	15,747
Impaired loans with allowance for impairment:
Recorded investment	1,612	351	—	—	94	—	—	2,057
Allowance for impairment	(151)	(388)	—	—	(19)	—	—	(558)

Balance of impaired loans net of allowance for impairment	1,461	(37)	—	—	75	—	—	1,499

Total impaired loans, excluding allowance for impairment:	11,693	3,546	—	1,453	1,095	17	—	17,804

Total originated and purchased loans	505,004	950,896	5,700	44,601	64,996	10,788	4,758	1,586,743

Loans acquired at fair value:
Non-impaired loans	64,607	103,377	352	23,452	6,603	11,658	102	210,151

Impaired loans:
Impaired loans with no allowance for impairment	989	2,199	2,656	9,950	578	965	—	17,337
Impaired loans with allowance for impairment:
Recorded investment	—	816	—	445	18	—	—	1,279
Allowance for impairment	—	(64)	—	(216)	(18)	—	—	(298)

Balance of impaired loans net of allowance for impairment	—	752	—	229	—	—	—	981

Total impaired loans, excluding allowance for impairment:	989	3,015	2,656	10,395	596	965	—	18,616

Total loans acquired at fair value	65,596	106,392	3,008	33,847	7,199	12,623	102	228,767

Total loans	$570,600	$1,057,288	$8,708	$78,448	$72,195	$23,411	$4,860	$1,815,510

Impairment Status of Loans Receivable

at December 31, 2014 (continued)

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Unpaid principal balance of impaired loans:
Originated and purchased loans	$18,299	$4,132	$—	$1,608	$1,116	$17	$—	$25,172
Loans acquired at fair value	1,072	3,291	2,783	12,211	651	988	—	20,996

Total impaired loans	$19,371	$7,423	$2,783	$13,819	$1,767	$1,005	$—	$46,168

For the three months ended December 31, 2014:
Average balance of impaired loans	$13,057	$7,246	$1,711	$11,655	$1,631	$1,007	$—	$36,307
Interest earned on impaired loans	$36	$46	$—	$190	$11	$—	$—	$283
For the six months ended December 31, 2014:
Average balance of impaired loans	$13,072	$7,775	$1,593	$11,804	$1,644	$1,034	$—	$36,922
Interest earned on impaired loans	$80	$289	$—	$419	$23	$—	$—	$811
For the three months ended December 31, 2013:
Average balance of impaired loans	$13,781	$10,312	$2,431	$11,638	$1,336	$577	$—	$40,075
Interest earned on impaired loans	$54	$40	$—	$188	$25	$6	$—	$313
For the six months ended December 31, 2013:
Average balance of impaired loans	$14,124	$10,733	$2,620	$10,056	$1,474	$620	$—	$39,627
Interest earned on impaired loans	$86	$86	$—	$371	$39	$6	$—	$588

Impairment Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Carrying value of impaired loans:
Originated and purchased loans:
Non-impaired loans	$494,522	$873,340	$3,619	$31,326	$66,163	$10,529	$4,248	$1,483,747

Impaired loans:
Impaired loans with no allowance for impairment	9,800	5,037	—	1,263	911	17	—	17,028
Impaired loans with allowance for impairment:
Recorded investment	2,123	366	—	—	99	—	—	2,588
Allowance for impairment	(528)	(404)	—	—	(75)	—	—	(1,007)

Balance of impaired loans net of allowance for impairment	1,595	(38)	—	—	24	—	—	1,581

Total impaired loans, excluding allowance for impairment:	11,923	5,403	—	1,263	1,010	17	—	19,616

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value:
Non-impaired loans	73,425	102,046	2,214	23,891	7,746	12,500	90	221,912

Impaired loans:
Impaired loans with no allowance for impairment	742	1,690	1,448	10,141	617	964	—	15,602
Impaired loans with allowance for impairment:
Recorded investment	—	1,276	—	640	75	—	—	1,991
Allowance for impairment	—	(165)	—	(444)	(57)	—	—	(666)

Balance of impaired loans net of allowance for impairment	—	1,111	—	196	18	—	—	1,325

Total impaired loans, excluding allowance for impairment:	742	2,966	1,448	10,781	692	964	—	17,593

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Impairment Status of Loans Receivable

at June 30, 2014 (continued)

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Unpaid principal balance of impaired loans:
Originated and purchased loans	$17,655	$5,919	$—	$1,407	$1,027	$17	$—	$26,025
Loans acquired at fair value	742	3,264	1,547	12,495	726	975	—	19,749

Total impaired loans	$18,397	$9,183	$1,547	$13,902	$1,753	$992	$—	$45,774

Impairment Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Carrying value of impaired loans:

Originated and purchased loans
Non-impaired loans	$494,522	$873,340	$3,619	$31,326	$66,163	$10,529	$4,248	$1,483,747

Impaired loans:
Impaired loans with no allowance for impairment	9,800	5,037	—	1,263	911	17	—	17,028
Impaired loans with allowance for impairment:
Unpaid principal balance	2,123	366	—	—	99	—	—	2,588

Allowance for impairment	(528)	(404)	—	—	(75)	—	—	(1,007)

Balance of impaired loans net of allowance for impairment	1,595	(38)	—	—	24	—	—	1,581

Total impaired loans, excluding allowance	11,923	5,403	—	1,263	1,010	17	—	19,616

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Non-impaired loans	73,425	102,046	2,214	23,891	7,746	12,500	90	221,912

Impaired loans:
Impaired loans with no allowance for impairment	742	1,690	1,448	10,141	617	964	—	15,602
Impaired loans with allowance for impairment:
Unpaid principal balance	—	1,276	—	640	75	—	—	1,991

Allowance for impairment	—	(165)	—	(444)	(57)	—	—	(666)

Balance of impaired loans net of allowance for impairment	—	1,111	—	196	18	—	—	1,325

Total impaired loans, excluding allowance	742	2,966	1,448	10,781	692	964	—	17,593

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Unpaid principal balance of impaired loans:

Originated and purchased loans	$17,655	$5,919	$—	$1,407	$1,027	$17	$—	$26,025

Loans acquired at fair value	742	3,264	1,547	12,495	726	975	—	19,749

Total impaired loans	$18,397	$9,183	$1,547	$13,902	$1,753	$992	$—	$45,774

For the year ended June 30, 2014
Average balance of impaired loans	$13,754	$9,971	$2,514	$10,669	$1,526	$641	$—	$39,075
Interest earned on impaired loans	$138	$186	$—	$732	$69	$7	$—	$1,132

Impairment Status of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Carrying value of impaired loans:

Originated and purchased loans
Non-impaired loans	$484,575	$540,491	$5,717	$25,975	$65,581	$10,461	$4,145	$1,136,945

Impaired loans:
Impaired loans with no allowance for impairment	11,758	7,470	—	1,076	1,026	—	—	21,330
Impaired loans with allowance for impairment:
Unpaid principal balance	2,654	395	—	—	119	—	—	3,168

Allowance for impairment	(697)	(430)	—	—	(110)	—	—	(1,237)

Balance of impaired loans net of allowance for impairment	1,957	(35)	—	—	9	—	—	1,931

Total impaired loans, excluding allowance	14,412	7,865	—	1,076	1,145	—	—	24,498

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Non-impaired loans	1,301	115,163	3,248	36,387	13,481	15,526	133	185,239

Impaired loans:
Impaired loans with no allowance for impairment	359	2,795	2,886	6,251	606	626	—	13,523
Impaired loans with allowance for impairment:
Unpaid principal balance	—	514	—	999	—	—	—	1,513

Allowance for impairment	—	(84)	—	(757)	—	—	—	(841)

Balance of impaired loans net of allowance for impairment	—	430	—	242	—	—	—	672

Total impaired loans, excluding allowance	359	3,309	2,886	7,250	606	626	—	15,036

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	$1,361,718

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Unpaid principal balance of impaired loans:

Originated and purchased loans	$20,682	$8,956	$—	$1,120	$1,169	$—	$—	$31,927

Loans acquired at fair value	417	4,077	3,419	10,168	614	626	—	19,321

Total impaired loans	$21,099	$13,033	$3,419	$11,288	$1,783	$626	$—	$51,248

For the year ended June 30, 2013
Average balance of impaired loans	$15,890	$11,885	$2,120	$8,853	$1,767	$189	$—	$40,704
Interest earned on impaired loans	$181	$108	$20	$478	$61	$2	$—	$850

Impairment Status of Loans Receivable

at June 30, 2012

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
For the year ended June 30, 2012
Average balance of impaired loans	$17,633	$11,228	$1,944	$10,358	$1,322	$161	$—	$42,646
Interest earned on impaired loans	$484	$58	$52	$283	$20	$—	$—	$897

Troubled Debt Restructurings of Loans Receivable

The following table presents information regarding the restructuring of the Company’s troubled debts during the three and six months ended December 31, 2014 and any defaults during those periods of TDRs that were restructured within 12 months of the date of default. There were no restructurings or applicable defaults of the Company’s troubled debt during the three and six months ended December 31, 2013.

Troubled Debt Restructurings of Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
(In Thousands)
Troubled debt restructuring activity for the three months ended December 31, 2014
Originated and purchased loans
Number of loans	3	—	—	2	—	—	—	5
Pre-modification outstanding recorded investment	$1,291	$—	$—	$348	$—	$—	$—	$1,639
Post-modification outstanding recorded investment	1,150	—	—	322	—	—	—	$1,472
Charge offs against the allowance for loan loss recognized at modification	228	—	—	27	—	—	—	$255
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	$—
Charge offs against the allowance for loan loss recognized at modification	—	—	—	—	—	—	—	$—
Troubled debt restructuring defaults for the three months ended December 31, 2014
Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

Troubled Debt Restructurings of Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
(In Thousands)
Troubled debt restructuring activity for the six months ended December 31, 2014
Originated and purchased loans
Number of loans	5	—	—	2	—	—	—	7
Pre-modification outstanding recorded investment	$1,955	$—	$—	$348	$—	$—	$—	$2,303
Post-modification outstanding recorded investment	1,823	—	—	322	—	—	—	$2,145
Charge offs against the allowance for loan loss recognized at modification	261	—	—	27	—	—	—	$288
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	$—
Charge offs against the allowance for loan loss recognized at modification	—	—	—	—	—	—	—	$—
Troubled debt restructuring defaults for the three months ended December 31, 2014
Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

Troubled Debt Restructurings of Loans Receivable

at December 31, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
(In Thousands)
Troubled debt restructuring activity for the three months ended December 31, 2013
Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	$—
Charge offs against the allowance for loan loss recognized at modification	—	—	—	—	—	—	—	$—
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	$—
Charge offs against the allowance for loan loss recognized at modification	—	—	—	—	—	—	—	$—
Troubled debt restructuring defaults for the three months ended December 31, 2013
Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

Troubled Debt Restructurings of Loans Receivable

at December 31, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
(In Thousands)
Troubled debt restructuring activity for the six months ended December 31, 2013
Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	$—
Charge offs against the allowance for loan loss for impairment recognized at modification	—	—	—	—	—	—	—	$—
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	$—
Charge offs against the allowance for loan loss for impairment recognized at modification	—	—	—	—	—	—	—	$—
Troubled debt restructuring defaults for the six months ended December 31, 2013
Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

The following tables present information regarding the restructuring of the Company’s troubled debts during the year ended June 30, 2013 and any defaults of TDRs during that year that were restructured within 12 months of the date of default. During the year ended June 30, 2014, the Company did not restructure any troubled debts and there were no defaults of TDRs that were restructured within 12 months of the date of default.

Troubled Debt Restructurings of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
(Dollars in Thousands)
Troubled debt restructuring activity for the year ended June 30, 2013

Originated and purchased loans
Number of loans	5	1	—	—	2	—	—	8
Pre-modification outstanding recorded investment	$967	$265	$—	$—	$176	$—	$—	$1,408
Post-modification outstanding recorded investment	852	245	—	—	164	—	—	1,261
Charge offs against the allowance for loan loss for impairment recognized at modification	146	20	—	—	14	—	—	180

Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	—
Charge offs against the allowance for loan loss for impairment recognized at modification	—	—	—	—	—	—	—	—

Troubled debt restructuring defaults

Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—